Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table identifies the listing currency, fair value and notional amounts of derivative instruments included in the Consolidated Balance Sheets, categorized by primary underlying risk:

		June 30, 2025		December 31, 2024
	Listing currency (1)	Notional amounts(2)	Fair value	Notional amounts(2)	Fair value
Derivative liabilities
Forwards (3)	AUD/CAD/EUR/GBP/JPY/NZD	$153.0	$(4.3)	$31.0	$(0.5)
Total derivative liabilities		$153.0	$(4.3)	$31.0	$(0.5)
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(1)AUD = Australian Dollar, CAD = Canadian Dollar, EUR = Euro, GBP = British Pound Sterling, JPY = Japanese Yen, and NZD = New Zealand dollar
(2)The absolute notional exposure represents the Group’s derivative activity, which is representative of the volume of derivatives held during the period.
(3)Contracts used to manage foreign currency risks in underwriting and non-investment operations.

Schedule of Derivative Instruments, Gain (Loss)
The following table presents the Group’s net realized gains/(losses) and change in net unrealized gains/(losses) relating to derivative trading activities for the three and six months ended June 30, 2025 and 2024. Net realized gains/(losses) and net unrealized gains/(losses) related to derivatives are included in net realized and unrealized investment gains/(losses) and net foreign exchange (gains)/losses in the Consolidated Statements of Income.

	Three Months Ended				Six Months Ended
	June 30, 2025		June 30, 2024		June 30, 2025		June 30, 2024
	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)
Foreign exchange contracts
Forwards (1)	$(8.8)	$(2.6)	$1.6	$(1.2)	$(12.0)	$(3.9)	$(1.3)	$(0.3)
Total	$(8.8)	$(2.6)	$1.6	$(1.2)	$(12.0)	$(3.9)	$(1.3)	$(0.3)
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(1)Contracts used to manage foreign currency risks in underwriting and non-investment operations.